Common shares	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Common shares
Common shares

	Issued and fully paid share capital $0.10 par value each		Issued and fully paid share capital $2.00 par value each		Treasury shares held by the Company - $2.00 par value each
	Shares	$ millions	Shares	$ millions	Shares	$ millions
At January 1, 2016 (Predecessor)	—	—	493,078,680	986	(318,740)	(1)
Share for debt exchange	—	—	15,684,340	31	—	—
Repurchase of shares	—	—	—	—	(4,000,000)	(8)
At December 31, 2016 (Predecessor)	—	—	508,763,020	1,017	(4,318,740)	(9)
Cancellation of shares	—	—	—	—	74,660	—
At December 31, 2017 (Predecessor)	—	—	508,763,020	1,017	(4,244,080)	(9)
At July 1, 2018 (Predecessor)	—	—	508,763,020	1,017	(4,244,080)	(9)
Cancellation of Predecessor Company common stock	—	—	(508,763,020)	(1,017)	4,244,080	9
Successor Company share issuance	100,000,000	10	—	—	—	—

At July 2, 2018 (Successor)	100,000,000	10	—	—	—	—
At December 31, 2018 (Successor)	100,000,000	10	—	—	—	—

Common share transactions after July 2, 2018 (Successor)
As at December 31, 2018 (Successor) our shares were listed on the Oslo Stock Exchange and the New York Stock Exchange. On emergence, our authorized share capital was $11 million consisting of 111,111,111 common shares each with a par value of $0.10, of which 100,000,000 common shares are currently in issue. The Board of Directors has reserved the remaining 11,111,111 common shares for issuance under our employee incentive plan in accordance with the Plan.

All our issued and outstanding common shares are and will be fully paid. Subject to the Bye-Laws, the Board of Directors is authorized to issue any of the authorized but unissued common shares. There are no limitations on the right of non-Bermudians or non-residents of Bermuda to hold or vote in the Company's shares.

Holders of common shares have no pre-emptive, redemption, conversion or sinking fund rights. Holders of common shares are entitled to one vote per common share on all matters submitted to a vote of holders of common shares. Unless a different majority is required by law or the Bye-Laws, resolutions to be approved by holders of common shares require the approval by an ordinary resolution (being a resolution approved by a simple majority of votes cast at a general meeting at which a quorum is present). Under the Bye-Laws, each common share is entitled to dividends if, as and when dividends are declared by the Board of Directors, subject to any preferred dividend right of the holders of any preference shares.

In the event of liquidation, dissolution or winding up of the Company, the holders of common shares are entitled to share equally and ratably in the Company's assets, if any, remaining after the payment of all its debts and liabilities, subject to any liquidation preference on any issued and outstanding preference shares.

Common share transactions prior to July 2, 2018 (Predecessor)
Our predecessor Company was incorporated on May 10, 2005 and 6,000 ordinary shares of par value $2.00 each were issued. From incorporation to July 2, 2018 when the plan was confirmed by the Bankruptcy Court, the number of shares issues from our Predecessor company increased from 6,000 to 508,763,020 of par value $2.00 each.

A share repurchase program for our Predecessor shares was approved by the Board in 2007 giving us the authorization to buy back shares. Shares bought back under the authorization could be cancelled or held as treasury shares. Treasury shares may be held to meet our obligations relating to the share option plans. This share repurchase program was cancelled on July 2, 2018 when the plan was confirmed by the Bankruptcy Court. As at December 31, 2017 (Predecessor) we held 4,244,080 Treasury shares.

During the year ended December 31, 2016, as a result of the share-for-debt exchange the number of our predecessor common shares outstanding increased by 15,684,340 shares.

On September 5, 2016 we repurchased 4,000,000 shares in settlement of our total return swap agreements. This was completed at a strike price of NOK20.3.